First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.6%
	Banks — 95.4%
6,387	BancFirst Corp.	$621,647
340,182	Bank of America Corp.	11,453,928
44,829	Bank OZK	2,233,829
23,319	BOK Financial Corp.	1,997,272
236,207	Citigroup, Inc.	12,150,488
41,186	Comerica, Inc.	2,298,591
21,828	Commerce Bancshares, Inc.	1,165,833
13,099	Cullen/Frost Bankers, Inc.	1,421,110
44,759	East West Bancorp, Inc.	3,220,410
183,673	Fifth Third Bancorp	6,334,882
2,674	First Citizens BancShares, Inc., Class A	3,794,326
21,258	First Financial Bankshares, Inc.	644,117
197,383	FNB Corp.	2,717,964
33,542	Hancock Whitney Corp.	1,629,806
65,808	Home BancShares, Inc.	1,666,917
439,721	Huntington Bancshares, Inc.	5,593,251
18,899	International Bancshares Corp.	1,026,594
66,649	JPMorgan Chase & Co.	11,336,995
38,997	M&T Bank Corp.	5,345,709
280,468	New York Community Bancorp, Inc.	2,869,188
132,857	Old National Bancorp	2,243,955
32,974	Pinnacle Financial Partners, Inc.	2,875,992
40,393	PNC Financial Services Group (The), Inc.	6,254,856
24,682	Popular, Inc.	2,025,652
265,896	Regions Financial Corp.	5,153,064
29,053	SouthState Corp.	2,453,526
52,656	Synovus Financial Corp.	1,982,498
266,986	U.S. Bancorp	11,555,154
279,144	Valley National Bancorp	3,031,504
75,856	Webster Financial Corp.	3,850,451
236,207	Wells Fargo & Co.	11,626,108
41,890	Western Alliance Bancorp	2,755,943
23,383	Wintrust Financial Corp.	2,168,773
		137,500,333
	Consumer Finance — 4.2%
54,141	Discover Financial Services	6,085,449

	Total Investments — 99.6%	143,585,782
	(Cost $139,158,201)
	Net Other Assets and Liabilities — 0.4%	532,656
	Net Assets — 100.0%	$144,118,438

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 143,585,782	$ 143,585,782	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Beverages — 38.6%
1,392	Boston Beer (The) Co., Inc., Class A (a)	$481,061
26,288	Brown-Forman Corp., Class B	1,501,045
5,899	Celsius Holdings, Inc. (a)	321,614
102,350	Coca-Cola (The) Co.	6,031,486
2,761	Coca-Cola Consolidated, Inc.	2,563,312
11,749	Constellation Brands, Inc., Class A	2,840,321
90,988	Keurig Dr Pepper, Inc.	3,031,720
48,224	Molson Coors Beverage Co., Class B	2,951,791
53,333	Monster Beverage Corp. (a)	3,072,514
8,177	National Beverage Corp. (a)	406,560
34,418	PepsiCo, Inc.	5,845,553
		29,046,977
	Consumer Staples Distribution & Retail — 4.6%
75,733	US Foods Holding Corp. (a)	3,439,036
	Food Products — 55.9%
77,223	Archer-Daniels-Midland Co.	5,577,045
3,373	Bunge Global S.A.	340,504
62,834	Campbell Soup Co.	2,716,314
37,673	Darling Ingredients, Inc. (a)	1,877,622
45,253	General Mills, Inc.	2,947,781
14,250	Hershey (The) Co.	2,656,770
68,331	Hormel Foods Corp.	2,194,108
11,027	Ingredion, Inc.	1,196,760
2,712	J & J Snack Foods Corp.	453,284
50,179	Kellanova	2,805,508
185,059	Kraft Heinz (The) Co.	6,843,482
20,857	Lamb Weston Holdings, Inc.	2,254,433
28,548	McCormick & Co., Inc.	1,953,254
85,934	Mondelez International, Inc., Class A	6,224,200
18,169	Post Holdings, Inc. (a)	1,599,962
10,732	Simply Good Foods (The) Co. (a)	424,987
		42,066,014
	Personal Care Products — 0.7%
9,287	BellRing Brands, Inc. (a)	514,778

	Total Investments — 99.8%	75,066,805
	(Cost $83,083,134)
	Net Other Assets and Liabilities — 0.2%	186,898
	Net Assets — 100.0%	$75,253,703

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 75,066,805	$ 75,066,805	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Energy Equipment & Services — 6.3%
84,236	Baker Hughes Co.	$2,879,186
22,559	Cactus, Inc., Class A	1,024,179
33,342	ChampionX Corp.	973,920
92,234	Halliburton Co.	3,334,259
94,939	Schlumberger N.V.	4,940,625
13,594	Weatherford International PLC (a)	1,329,901
		14,482,070
	Oil, Gas & Consumable Fuels — 93.5%
101,288	APA Corp.	3,634,213
21,549	California Resources Corp.	1,178,299
58,242	Cheniere Energy, Inc.	9,942,492
48,906	Chesapeake Energy Corp.	3,762,828
118,002	Chevron Corp.	17,601,178
14,824	Chord Energy Corp.	2,464,194
29,038	Civitas Resources, Inc.	1,985,618
58,828	CNX Resources Corp. (a)	1,176,560
159,709	ConocoPhillips	18,537,424
218,380	Coterra Energy, Inc.	5,573,058
158,771	Devon Energy Corp.	7,192,326
47,556	Diamondback Energy, Inc.	7,374,984
73,901	EOG Resources, Inc.	8,938,326
113,773	EQT Corp.	4,398,464
170,970	Exxon Mobil Corp.	17,093,581
30,741	Hess Corp.	4,431,623
51,071	HF Sinclair Corp.	2,838,015
54,897	Magnolia Oil & Gas Corp., Class A	1,168,757
199,591	Marathon Oil Corp.	4,822,119
109,304	Marathon Petroleum Corp.	16,216,341
32,327	Matador Resources Co.	1,838,113
48,301	Murphy Oil Corp.	2,060,521
31,312	Northern Oil and Gas, Inc.	1,160,736
235,970	Occidental Petroleum Corp.	14,089,769
85,792	Ovintiv, Inc.	3,767,985
75,140	PBF Energy, Inc., Class A	3,303,154
136,536	Permian Resources Corp.	1,856,890
83,261	Phillips 66	11,085,370
39,949	Pioneer Natural Resources Co.	8,983,731
60,549	Range Resources Corp.	1,843,112
40,895	SM Energy Co.	1,583,454
555,645	Southwestern Energy Co. (a)	3,639,475
37,373	Targa Resources Corp.	3,246,592
638	Texas Pacific Land Corp.	1,003,223
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
73,172	Valero Energy Corp.	$9,512,360
185,522	Williams (The) Cos., Inc.	6,461,731
		215,766,616

	Total Investments — 99.8%	230,248,686
	(Cost $223,355,503)
	Net Other Assets and Liabilities — 0.2%	391,078
	Net Assets — 100.0%	$230,639,764

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 230,248,686	$ 230,248,686	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Biotechnology — 43.6%
9,144	AbbVie, Inc.	$1,417,046
3,484	ACADIA Pharmaceuticals, Inc. (a)	109,084
1,898	Akero Therapeutics, Inc. (a)	44,318
3,493	Alkermes PLC (a)	96,896
476	Alnylam Pharmaceuticals, Inc. (a)	91,111
2,621	Amgen, Inc.	754,900
7,343	Amicus Therapeutics, Inc. (a)	104,197
2,514	Biogen, Inc. (a)	650,548
1,029	BioMarin Pharmaceutical, Inc. (a)	99,216
1,126	Exact Sciences Corp. (a)	83,302
9,492	Exelixis, Inc. (a)	227,713
8,786	Gilead Sciences, Inc.	711,754
4,893	Halozyme Therapeutics, Inc. (a)	180,845
5,944	ImmunoGen, Inc. (a)	176,240
6,402	Incyte Corp. (a)	401,982
2,338	Ionis Pharmaceuticals, Inc. (a)	118,279
756	Krystal Biotech, Inc. (a)	93,789
834	Moderna, Inc. (a)	82,941
1,635	MoonLake Immunotherapeutics (a)	98,738
1,709	Morphic Holding, Inc. (a)	49,356
905	Neurocrine Biosciences, Inc. (a)	119,243
813	Regeneron Pharmaceuticals, Inc. (a)	714,050
2,771	REVOLUTION Medicines, Inc. (a)	79,472
8,137	Roivant Sciences Ltd. (a)	91,379
777	Sarepta Therapeutics, Inc. (a)	74,926
2,499	United Therapeutics Corp. (a)	549,505
1,814	Vaxcyte, Inc. (a)	113,919
1,928	Vertex Pharmaceuticals, Inc. (a)	784,484
		8,119,233
	Health Care Providers & Services — 4.5%
7,693	Cardinal Health, Inc.	775,454
2,409	Guardant Health, Inc. (a)	65,164
		840,618
	Life Sciences Tools & Services — 5.0%
1,929	Charles River Laboratories International, Inc. (a)	456,016
569	Illumina, Inc. (a)	79,227
1,047	Medpace Holdings, Inc. (a)	320,937
8,346	Pacific Biosciences of California, Inc. (a)	81,874
		938,054
Shares	Description	Value

	Pharmaceuticals — 46.8%
1,766	Amphastar Pharmaceuticals, Inc. (a)	$109,227
1,166	Axsome Therapeutics, Inc. (a)	92,802
21,796	Bristol-Myers Squibb Co.	1,118,353
3,184	Catalent, Inc. (a)	143,057
7,717	Elanco Animal Health, Inc. (a)	114,983
1,212	Eli Lilly & Co.	706,499
1,696	Intra-Cellular Therapies, Inc. (a)	121,467
4,686	Jazz Pharmaceuticals PLC (a)	576,378
8,310	Johnson & Johnson	1,302,509
12,330	Merck & Co., Inc.	1,344,217
20,684	Organon & Co.	298,263
5,332	Perrigo Co. PLC	171,584
37,980	Pfizer, Inc.	1,093,444
2,554	Prestige Consumer Healthcare, Inc. (a)	156,356
62,500	Viatris, Inc.	676,875
3,526	Zoetis, Inc.	695,927
		8,721,941

	Total Investments — 99.9%	18,619,846
	(Cost $19,054,073)
	Net Other Assets and Liabilities — 0.1%	22,001
	Net Assets — 100.0%	$18,641,847

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 18,619,846	$ 18,619,846	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.6%
	Air Freight & Logistics — 6.0%
1,541	DHL Group (EUR)	$76,307
253	FedEx Corp.	64,001
410	United Parcel Service, Inc., Class B	64,464
2,643	ZTO Express Cayman, Inc., ADR	56,243
		261,015
	Broadline Retail — 19.5%
753	Alibaba Group Holding Ltd., ADR	58,365
481	Amazon.com, Inc. (b)	73,083
3,640	Coupang, Inc. (b)	58,931
1,491	eBay, Inc.	65,037
981	Etsy, Inc. (b)	79,510
2,284	JD.com, Inc., ADR	65,985
52	MercadoLibre, Inc. (b)	81,720
383	Naspers Ltd., Class N (ZAR)	65,493
752	Next PLC (GBP)	77,814
596	PDD Holdings, Inc., ADR (b)	87,201
2,132	Prosus N.V. (EUR)	63,512
15,800	Rakuten Group, Inc. (JPY)	70,372
		847,023
	Commercial Services & Supplies — 1.6%
1,384	Copart, Inc. (b)	67,816
	Consumer Staples Distribution & Retail — 4.1%
99,000	Alibaba Health Information Technology Ltd. (HKD) (b)	53,757
12,292	JD Health International, Inc. (HKD) (b) (c) (d)	61,550
401	Walmart, Inc.	63,218
		178,525
	Financial Services — 10.7%
80	Adyen N.V. (EUR) (b) (c) (d)	103,029
1,232	Fidelity National Information Services, Inc.	74,006
565	Fiserv, Inc. (b)	75,055
256	FleetCor Technologies, Inc. (b)	72,348
558	Global Payments, Inc.	70,866
1,128	PayPal Holdings, Inc. (b)	69,271
		464,575
	Ground Transportation — 2.0%
1,383	Uber Technologies, Inc. (b)	85,151
	Hotels, Restaurants & Leisure — 9.9%
506	Airbnb, Inc., Class A (b)	68,887
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
21	Booking Holdings, Inc. (b)	$74,491
793	DoorDash, Inc., Class A (b)	78,420
620	Expedia Group, Inc. (b)	94,110
4,205	Meituan, Class B (HKD) (b) (c) (d)	44,104
1,875	Trip.com Group Ltd., ADR (b)	67,519
		427,531
	Industrial REITs — 1.8%
581	Prologis, Inc.	77,447
	Interactive Media & Services — 23.9%
458	Alphabet, Inc., Class A (b)	63,978
8,067	Auto Trader Group PLC (GBP) (c) (d)	74,179
497	Baidu, Inc., ADR (b)	59,188
3,371	CAR Group Ltd. (AUD)	71,534
7,650	Kuaishou Technology (HKD) (b) (c) (d)	51,875
23,000	LY Corp. (JPY)	81,511
197	Meta Platforms, Inc., Class A (b)	69,730
440	NAVER Corp. (KRW)	76,528
2,289	Pinterest, Inc., Class A (b)	84,784
613	REA Group Ltd. (AUD)	75,671
8,762	Rightmove PLC (GBP)	64,286
909	Scout24 SE (EUR) (c) (d)	64,384
4,271	SEEK Ltd. (AUD)	77,797
6,976	Snap, Inc., Class A (b)	118,104
6,796	Yandex N.V., Class A (b) (e) (f) (g)	0
		1,033,549
	IT Services — 2.1%
1,193	Shopify, Inc., Class A (b)	92,935
	Marine Transportation — 2.9%
35	AP Moller - Maersk A.S., Class B (DKK)	62,923
64,500	COSCO SHIPPING Holdings Co., Ltd., Class H (HKD)	64,843
		127,766
	Real Estate Management & Development — 5.0%
794	CoStar Group, Inc. (b)	69,388
3,856	KE Holdings, Inc., ADR	62,506
1,460	Zillow Group, Inc., Class C (b)	84,475
		216,369
	Specialty Retail — 6.5%
903	Best Buy Co., Inc.	70,687
930	CarMax, Inc. (b)	71,368

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Specialty Retail (Continued)
2,764	Zalando SE (EUR) (b) (c) (d)	$65,451
3,200	ZOZO, Inc. (JPY)	72,057
		279,563
	Textiles, Apparel & Luxury Goods — 2.0%
170	Lululemon Athletica, Inc. (b)	86,919
	Wireless Telecommunication Services — 1.6%
21,223	Taiwan Mobile Co., Ltd. (TWD)	68,184

	Total Investments — 99.6%	4,314,368
	(Cost $4,782,881)
	Net Other Assets and Liabilities — 0.4%	18,353
	Net Assets — 100.0%	$4,332,721

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2023, securities
noted as such are valued at $0 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Country Allocation†	% of Net Assets
United States	50.2%
Cayman Islands	14.2
Australia	5.2
Japan	5.2
United Kingdom	5.0
Germany	4.8
Netherlands	3.8
Canada	2.1
South Korea	1.8
Taiwan	1.6
South Africa	1.5
China	1.5
Denmark	1.5
Bermuda	1.2
Total Investments	99.6
Net Other Assets and Liabilities	0.4
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
USD	63.2%
EUR	8.6
HKD	6.4
AUD	5.2
JPY	5.2
GBP	5.0
KRW	1.8
TWD	1.6
ZAR	1.5
DKK	1.5
Total	100.0%

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Interactive Media & Services	$ 1,033,549	$ 1,033,549	$ —	$ —**
Other Industry Categories*	3,280,819	3,280,819	—	—
Total Investments	$4,314,368	$4,314,368	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Electronic Equipment, Instruments & Components — 2.4%
51,453	Advanced Energy Industries, Inc.	$5,604,261
108,375	Avnet, Inc.	5,462,100
794,960	Vishay Intertechnology, Inc.	19,055,191
		30,121,552
	Semiconductors & Semiconductor Equipment — 97.5%
413,914	Advanced Micro Devices, Inc. (a)	61,015,063
165,118	Allegro MicroSystems, Inc. (a)	4,998,122
1,344,270	Amkor Technology, Inc.	44,723,863
240,729	Analog Devices, Inc.	47,799,150
572,918	Applied Materials, Inc.	92,852,820
44,088	Axcelis Technologies, Inc. (a)	5,717,773
94,832	Broadcom, Inc.	105,856,220
68,882	Cirrus Logic, Inc. (a)	5,730,294
175,512	Diodes, Inc. (a)	14,132,226
136,951	Entegris, Inc.	16,409,469
2,490,628	Intel Corp.	125,154,057
87,189	KLA Corp.	50,682,966
62,299	Lam Research Corp.	48,796,315
80,204	Lattice Semiconductor Corp. (a)	5,533,274
65,053	MACOM Technology Solutions Holdings, Inc. (a)	6,046,676
527,694	Marvell Technology, Inc.	31,825,225
534,704	Microchip Technology, Inc.	48,219,607
625,691	Micron Technology, Inc.	53,396,470
18,081	Monolithic Power Systems, Inc.	11,405,133
88,653	NVIDIA Corp.	43,902,739
212,709	NXP Semiconductors N.V.	48,855,003
444,449	ON Semiconductor Corp. (a)	37,124,825
39,587	Onto Innovation, Inc. (a)	6,052,852
175,255	Qorvo, Inc. (a)	19,735,465
764,165	QUALCOMM, Inc.	110,521,184
122,623	Rambus, Inc. (a)	8,369,020
402,424	Skyworks Solutions, Inc.	45,240,506
191,171	Teradyne, Inc.	20,745,877
520,773	Texas Instruments, Inc.	88,770,965
		1,209,613,159

	Total Investments — 99.9%	1,239,734,711
	(Cost $990,515,752)
	Net Other Assets and Liabilities — 0.1%	751,453
	Net Assets — 100.0%	$1,240,486,164

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,239,734,711	$ 1,239,734,711	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Air Freight & Logistics — 15.7%
8,022	C.H. Robinson Worldwide, Inc.	$693,021
6,154	Expeditors International of Washington, Inc.	782,789
5,749	FedEx Corp.	1,454,325
2,964	GXO Logistics, Inc. (a)	181,278
2,430	Hub Group, Inc., Class A (a)	223,414
17,715	United Parcel Service, Inc., Class B	2,785,329
		6,120,156
	Automobile Components — 5.1%
7,111	Aptiv PLC (a)	637,999
14,633	BorgWarner, Inc.	524,593
5,806	Gentex Corp.	189,624
18,641	Goodyear Tire & Rubber (The) Co. (a)	266,939
2,631	Lear Corp.	371,524
		1,990,679
	Automobiles — 23.3%
247,402	Ford Motor Co.	3,015,830
89,555	General Motors Co.	3,216,816
11,628	Tesla, Inc. (a)	2,889,325
		9,121,971
	Construction & Engineering — 0.8%
7,107	WillScot Mobile Mini Holdings Corp. (a)	316,262
	Distributors — 2.1%
2,804	Genuine Parts Co.	388,354
8,953	LKQ Corp.	427,864
		816,218
	Ground Transportation — 27.3%
49,685	CSX Corp.	1,722,579
4,321	J.B. Hunt Transport Services, Inc.	863,076
10,490	Knight-Swift Transportation Holdings, Inc.	604,748
1,249	Landstar System, Inc.	241,869
7,319	Norfolk Southern Corp.	1,730,065
1,454	Old Dominion Freight Line, Inc.	589,350
9,398	Ryder System, Inc.	1,081,334
517	Saia, Inc. (a)	226,560
10,745	Schneider National, Inc., Class B	273,460
12,558	Union Pacific Corp.	3,084,496
2,952	XPO, Inc. (a)	258,566
		10,676,103
Shares	Description	Value

	Machinery — 7.0%
4,884	Allison Transmission Holdings, Inc.	$284,005
3,111	Federal Signal Corp.	238,738
2,100	Oshkosh Corp.	227,661
17,194	PACCAR, Inc.	1,678,994
2,337	Westinghouse Air Brake Technologies Corp.	296,565
		2,725,963
	Marine Transportation — 1.7%
2,289	Kirby Corp. (a)	179,641
4,371	Matson, Inc.	479,061
		658,702
	Passenger Airlines — 10.4%
101,866	American Airlines Group, Inc. (a)	1,399,639
34,993	Delta Air Lines, Inc.	1,407,768
30,124	United Airlines Holdings, Inc. (a)	1,242,916
		4,050,323
	Trading Companies & Distributors — 6.4%
5,131	FTAI Aviation Ltd.	238,078
3,211	Herc Holdings, Inc.	478,086
3,149	United Rentals, Inc.	1,805,700
		2,521,864

	Total Investments — 99.8%	38,998,241
	(Cost $40,196,185)
	Net Other Assets and Liabilities — 0.2%	59,688
	Net Assets — 100.0%	$39,057,929

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 38,998,241	$ 38,998,241	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.9%
	Australia — 2.9%
4,252	Aristocrat Leisure Ltd. (AUD)	$118,277
36,288	Tabcorp Holdings Ltd. (AUD)	20,648
		138,925
	Bermuda — 0.4%
80,000	China Ruyi Holdings Ltd. (HKD) (c)	17,724
	Cayman Islands — 16.0%
2,940	Hello Group, Inc., ADR	20,433
4,432	iQIYI, Inc., ADR (c)	21,628
4,588	JOYY, Inc., ADR	182,143
18,975	Kuaishou Technology (HKD) (c) (d) (e)	128,671
1,767	NetEase, Inc., ADR	164,614
4,671	Tencent Holdings Ltd. (HKD)	175,630
6,676	Tencent Music Entertainment Group, ADR (c)	60,151
		753,270
	Greece — 0.5%
1,290	OPAP S.A. (EUR)	21,888
	Ireland — 4.3%
1,142	Flutter Entertainment PLC (GBP) (c)	202,917
	Isle Of Man — 1.3%
4,824	Entain PLC (GBP)	61,132
	Italy — 0.5%
2,253	Lottomatica Group S.p.A. (EUR) (c)	24,350
	Japan — 12.1%
1,200	Capcom Co., Ltd. (JPY)	38,774
700	Konami Group Corp. (JPY)	36,653
3,161	Nexon Co., Ltd. (JPY)	57,604
4,490	Nintendo Co., Ltd. (JPY)	234,340
2,123	Sony Group Corp. (JPY)	201,911
		569,282
	Luxembourg — 3.9%
983	Spotify Technology S.A. (c)	184,716
	Malta — 0.5%
2,383	Kindred Group PLC, SDR (SEK)	22,039
	South Korea — 0.5%
378	AfreecaTV Co., Ltd. (KRW)	25,124
	Sweden — 4.0%
2,152	Betsson AB, Class B (SEK)	23,150
1,384	Evolution AB (SEK) (d) (e)	164,965
6,564	Viaplay Group AB (SEK) (c) (f)	3,368
		191,483
Shares	Description	Value

	Switzerland — 0.5%
2,316	Sportradar Holding AG, Class A (c)	$25,592
	United States — 52.5%
1,742	Advanced Micro Devices, Inc. (c)	256,788
2,118	Bally’s Corp. (c)	29,525
3,226	DraftKings, Inc., Class A (c)	113,717
1,440	Electronic Arts, Inc.	197,006
8,846	fuboTV, Inc. (c)	28,130
2,010	GameStop Corp., Class A (c) (f)	35,235
5,143	Intel Corp.	258,436
701	Light & Wonder, Inc. (c)	57,559
2,144	MGM Resorts International (c)	95,794
525	Netflix, Inc. (c)	255,612
404	NVIDIA Corp.	200,069
1,031	Penn Entertainment, Inc. (c)	26,827
3,495	ROBLOX Corp., Class A (c)	159,791
933	Roku, Inc. (c)	85,519
4,152	Rumble, Inc. (c)	18,643
1,178	Take-Two Interactive Software, Inc. (c)	189,599
1,759	Unity Software, Inc. (c)	71,926
2,246	Walt Disney (The) Co.	202,791
16,701	Warner Bros. Discovery, Inc. (c)	190,057
		2,473,024
	Total Common Stocks	4,711,466
	(Cost $4,192,282)
WARRANTS (a) (b) — 0.0%
	Australia — 0.0%
339	PointsBet Holdings Ltd., expiring 07/08/24 (AUD) (c) (g) (h)	0
	(Cost $0)

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.8%
$36,759	JPMorgan Chase & Co., 5.33% (i), dated 12/29/23, due 01/02/24, with a maturity value of $36,786. Collateralized by U.S. Treasury Securities, interest rates of 2.50% to 5.00%, due 02/15/29 to 08/15/53. The value of the collateral including accrued interest is $37,494. (j)	$36,759
	(Cost $36,759)

	Total Investments — 100.7%	4,748,225
	(Cost $4,229,041)
	Net Other Assets and Liabilities — (0.7)%	(34,694)
	Net Assets — 100.0%	$4,713,531

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $34,705 and the total value of the collateral held by the Fund is $36,759.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2023, securities
noted as such are valued at $0 or 0.0% of net assets.

(i)	Rate shown reflects yield as of December 31, 2023.
(j)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
SDR	– Swedish Depositary Receipt
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Communication Services	56.9%
Consumer Discretionary	26.4
Information Technology	16.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	66.7%
JPY	12.0
HKD	6.8
GBP	5.6
SEK	4.5
AUD	2.9
EUR	1.0
KRW	0.5
Total	100.0%

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,711,466	$ 4,711,466	$ —	$ —
Warrants	—**	—	—**	—
Repurchase Agreements	36,759	—	36,759	—
Total Investments	$4,748,225	$4,711,466	$36,759	$—

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.

First Trust Exchange-Traded Fund VI
Additional Information
December 31, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
First Trust Nasdaq Bank ETF
First Trust Nasdaq Food & Beverage ETF
First Trust Nasdaq Oil & Gas ETF
First Trust Nasdaq Pharmaceuticals ETF
First Trust Nasdaq Semiconductor ETF
First Trust Nasdaq Transportation ETF
Nasdaq®, Nasdaq US Smart BanksTM Index, Nasdaq US Smart Food & BeverageTM Index, Nasdaq US Smart Oil & GasTM Index, Nasdaq US Smart PharmaceuticalsTM Index, Nasdaq US Smart SemiconductorTM Index and Nasdaq US Smart TransportationTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust S-Network E-Commerce ETF
First Trust S-Network Streaming & Gaming ETF
S-Network, S-Network Global E-Commerce IndexTM and S-Network Streaming & Gaming Index are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Funds are not issued, sponsored, endorsed, sold or promoted by VettaFi LLC (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Index to track general market performance.